Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 10, 2015
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Feb. 10, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 10, 2015
Prospectus Date	rr_ProspectusDate	Feb. 10, 2015
The Lifetime Achievement Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	nlft_SupplementTextBlock

THE LIFETIME ACHIEVEMENT FUND

(LFTAX)

a series of Northern Lights Fund Trust III

Supplement dated February 10, 2015

to the Prospectus and Statement of Additional Information dated May 1, 2014

______________________________________________________________________

Effective immediately, the Lifetime Achievement Fund has removed the redemption fee on shares redeemed within ninety (90) days of purchase and will no longer be imposed on shares of the Fund. All references to a redemption fee in the Prospectus and Statement of Additional Information are hereby deleted.

In addition, the fee table contained in the “Fees and Expenses of the Fund” section of the Prospectus is revised as follows:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expense	0.23%
Interest Expense and Cost of Borrowing	0.04%
Remaining Other Expenses	0.19%
Acquired Fund Fees and Expenses (1)	0.85%
Total Annual Fund Operating Expenses	2.08%

(1) The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.

* * * * * *

This Supplement, and the Fund’s Prospectus and Statement of Additional Information, each dated May 1, 2014, provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-888-339-4230.

Please retain this Supplement for future reference.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.
The Lifetime Achievement Fund | The Lifetime Achievement Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LFTAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.